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                              The Phoenix Edge(SM)





                                                             Annual Reports for:

                                                      Phoenix Home Life Variable
                                                          Universal Life Account



                                                               December 31, 1997

                               TABLE OF CONTENTS

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT




 Money Market Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   4
 Growth Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   4
 Multi-Sector Fixed Income Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   4
 Strategic Allocation Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   4
 International Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   4
 Balanced Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   4


 Real Estate Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   5
 Strategic Theme Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   5
 Aberdeen New Asia Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   5
 Enhanced Index Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   5
 Wanger International Small Cap Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   5
 Wanger U.S. Small Cap Sub-Account
  Statement of Assets and Liabilities .........   2
  Statement of Operations .....................   3
  Statement of Changes in Net Assets ..........   5
 Notes to Financial Statements ................   8

                                        This annual report for the Phoenix Home
                                   Life Variable Universal Life Account for the
                                    period ended December 31, 1997 contains the
                                  financial statements for the Account's single
                                      premium variable universal life policies.

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997


                                                                                                           Multi-Sector
                                                                     Money Market          Growth          Fixed Income
                                                                      Sub-Account        Sub-Account       Sub-Account
                                                                   ----------------   ----------------   ---------------
Assets
 Investments at cost ...........................................     $    508,173       $ 27,329,082       $ 3,527,899
                                                                     ============       ============       ===========
 Investment in The Phoenix Edge Series Fund, at market .........     $    508,173       $ 33,208,994       $ 3,722,616
                                                                     ------------       ------------       -----------
  Total assets .................................................          508,173         33,208,994         3,722,616
Liabilities
 Accrued expenses to related party .............................              216             13,843             1,570
                                                                     ------------       ------------       -----------
Net assets .....................................................     $    507,957       $ 33,195,151       $ 3,721,046
                                                                     ============       ============       ===========
Accumulation units outstanding .................................          291,427          7,653,211         1,451,093
                                                                     ============       ============       ===========
Unit value .....................................................     $   1.742998       $   4.337415       $  2.564306
                                                                     ============       ============       ===========


                                                                    Strategic Allocation     International       Balanced
                                                                         Sub-Account          Sub-Account       Sub-Account
                                                                   ----------------------   ---------------   --------------
Assets
 Investments at cost ...........................................        $ 16,061,647         $    862,272       $  161,730
                                                                        ============         ============       ==========
 Investment in The Phoenix Edge Series Fund, at market .........        $ 17,509,418         $  1,206,463       $  192,540
                                                                        ------------         ------------       ----------
  Total assets .................................................          17,509,418            1,206,463          192,540
Liabilities
 Accrued expenses to related party .............................               7,334                  502               81
                                                                        ------------         ------------       ----------
Net assets .....................................................        $ 17,502,084         $  1,205,961       $  192,459
                                                                        ============         ============       ==========
Accumulation units outstanding .................................           6,055,691              650,153          107,226
                                                                        ============         ============       ==========
Unit value .....................................................        $   2.890188         $   1.854890       $ 1.794889
                                                                        ============         ============       ==========


                                                                                                          Aberdeen
                                                                    Real Estate     Strategic Theme       New Asia
                                                                    Sub-Account       Sub-Account        Sub-Account
                                                                   -------------   -----------------   --------------
Assets
 Investments at cost ...........................................    $  101,004        $  440,974         $   30,585
                                                                    ==========        ==========         ==========
 Investment in The Phoenix Edge Series Fund, at market .........    $  113,104        $  427,183         $   20,015
                                                                    ----------        ----------         ----------
  Total assets .................................................       113,104           427,183             20,015
Liabilities
 Accrued expenses to related party .............................            47               179                  8
                                                                    ----------        ----------         ----------
Net assets .....................................................    $  113,057        $  427,004         $   20,007
                                                                    ==========        ==========         ==========
Accumulation units outstanding .................................        71,147           365,357             29,593
                                                                    ==========        ==========         ==========
Unit value .....................................................    $ 1.589050        $ 1.168732         $ 0.676069
                                                                    ==========        ==========         ==========


                                                                                       Wanger              Wanger
                                                                     Enhanced       International           U.S.
                                                                       Index         Small Cap           Small Cap
                                                                    Sub-Account     Sub-Account         Sub-Account
                                                                    ------------   ---------------     ------------
Assets
 Investments at cost ...........................................    $     58,399      $ 155,309           $ 445,184
                                                                    ============      =========           =========
 Investment in The Phoenix Edge Series Fund, at market .........    $     58,674             --                  --
 Investment in Wanger Advisors Trust, at market ................              --      $ 146,440           $ 506,408
                                                                    ------------      ---------           ---------
  Total assets .................................................          58,674        146,440             506,408
Liabilities
 Accrued expenses to related party .............................              25             63                 212
                                                                    ------------      ---------           ---------
Net assets .....................................................    $     58,649      $ 146,377           $ 506,196
                                                                    ============      =========           =========
Accumulation units outstanding .................................          57,784        145,518             384,787
                                                                    ============      =========           =========
Unit value .....................................................    $   1.014977     $ 1.005906          $ 1.315522
                                                                    ============     ==========          ==========


                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 1997


                                                                                                   Multi-Sector
                                                                  Money Market        Growth       Fixed Income
                                                                   Sub-Account     Sub-Account     Sub-Account
                                                                 --------------   -------------   -------------
Investment income
 Distributions ...............................................       $36,354       $  194,665        $253,825
Expenses
 Mortality and expense risk charges ..........................         3,606          154,848          17,447
                                                                     -------       ----------        --------
Net investment income ........................................        32,748           39,817         236,378
                                                                     -------       ----------        --------
Net realized gain from share transactions ....................            --           25,845           1,533
Net realized gain distribution from Fund .....................            --        5,232,320          94,635
Net unrealized appreciation on investment ....................            --          406,199          13,298
                                                                     -------       ----------        --------
Net gain on investments ......................................            --        5,664,364         109,466
                                                                     -------       ----------        --------
Net increase in net assets resulting from operations .........       $32,748       $5,704,181        $345,844
                                                                     =======       ==========        ========


                                                                       Strategic
                                                                       Allocation     International      Balanced
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                     -------------   ---------------   ------------
Investment income
 Distributions ...................................................    $  361,833        $  20,726       $   7,594
Expenses
 Mortality and expense risk charges ..............................        82,631            6,980           1,259
                                                                      ----------        ---------       ---------
Net investment income ............................................       279,202           13,746           6,335
                                                                      ----------        ---------       ---------
Net realized gain from share transactions ........................        34,932           51,837          13,692
Net realized gain distribution from Fund .........................     2,162,711          122,100          21,954
Net unrealized appreciation (depreciation) on investment .........       531,049          (41,169)        (10,412)
                                                                      ----------        ---------       ---------
Net gain on investments ..........................................     2,728,692          132,768          25,234
                                                                      ----------        ---------       ---------
Net increase in net assets resulting from operations .............    $3,007,894        $ 146,514       $  31,569
                                                                      ==========        =========       =========


                                                                                                                    Aberdeen
                                                                             Real Estate     Strategic Theme        New Asia
                                                                             Sub-Account       Sub-Account       Sub-Account(1)
                                                                            -------------   -----------------   ---------------
Investment income
 Distributions ..........................................................      $ 2,974          $   1,291          $     902
Expenses
 Mortality and expense risk charges .....................................          416              1,494                159
                                                                               -------          ---------          ---------
Net investment income (loss) ............................................        2,558               (203)               743
                                                                               -------          ---------          ---------
Net realized gain (loss) from share transactions ........................         (107)             2,884               (715)
Net realized gain distribution from Fund ................................        3,817             49,324                 20
Net unrealized appreciation (depreciation) on investment ................        9,852            (15,711)           (10,570)
                                                                               -------          ---------          ---------
Net gain (loss) on investments ..........................................       13,562             36,497            (11,265)
                                                                               -------          ---------          ---------
Net increase (decrease) in net assets resulting from operations .........      $16,120          $  36,294          $ (10,522)
                                                                               =======          =========          =========


                                                                                                    Wanger          Wanger
                                                                                Enhanced        International        U.S.
                                                                                  Index           Small Cap        Small Cap
                                                                             Sub-Account(2)      Sub-Account      Sub-Account
                                                                            ----------------   ---------------   ------------
Investment income
 Distributions ..........................................................         $283            $  2,612          $ 5,514
Expenses
 Mortality and expense risk charges .....................................          76                  649            1,534
                                                                                  ----            --------          -------
Net investment income ...................................................         207                1,963            3,980
                                                                                  ----            --------          -------
Net realized gain (loss) from share transactions ........................            (8)               (68)             814
Net realized gain distribution from Fund ................................         266                   --               --
Net unrealized appreciation (depreciation) on investment ................         275               (9,128)          60,894
                                                                                  -----           --------          -------
Net gain (loss) on investments ..........................................         533               (9,196)          61,708
                                                                                  -----           --------          -------
Net increase (decrease) in net assets resulting from operations .........         $740            $ (7,233)          65,688
                                                                                  =====           ========          =======

(1) From inception January 6, 1997 to December 31, 1997
(2) From inception September 22, 1997 to December 31, 1997

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997


                                                                                                        Multi-Sector
                                                                     Money Market         Growth        Fixed Income
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                    --------------   ---------------   -------------
From operations
 Net investment income ..........................................    $    32,748       $    39,817      $  236,378
 Net realized gain ..............................................             --         5,258,165          96,168
 Net unrealized appreciation ....................................             --           406,199          13,298
                                                                     -----------       -----------      ----------
 Net increase in net assets resulting from operations ...........         32,748         5,704,181         345,844
                                                                     -----------       -----------      ----------
From accumulation unit transactions
 Participant deposits ...........................................         20,734            31,261           1,248
 Participant transfers ..........................................       (485,415)          (14,615)        102,450
 Participant withdrawals ........................................        (38,213)         (863,532)        (58,294)
                                                                     -----------       -----------      ----------
 Net increase (decrease) in net assets resulting from participant
  transactions ..................................................       (502,894)         (846,886)         45,404
                                                                     -----------       -----------      ----------
 Net increase (decrease) in net assets ..........................       (470,146)        4,857,295         391,248
Net assets
 Beginning of period ............................................        978,103        28,337,856       3,329,798
                                                                     -----------       -----------      ----------
 End of period ..................................................    $   507,957       $33,195,151      $3,721,046
                                                                     ===========       ===========      ==========


                                                                                Strategic
                                                                                Allocation      International       Balanced
                                                                               Sub-Account       Sub-Account       Sub-Account
                                                                             ---------------   ---------------   --------------
From operations
 Net investment income ...................................................     $   279,202       $    13,746       $    6,335
 Net realized gain .......................................................       2,197,643           173,937           35,646
 Net unrealized appreciation (depreciation) ..............................         531,049           (41,169)         (10,412)
                                                                               -----------       -----------       ----------
 Net increase in net assets resulting from operations ....................       3,007,894           146,514           31,569
                                                                               -----------       -----------       ----------
From accumulation unit transactions
 Participant deposits ....................................................         109,277             7,986            1,666
 Participant transfers ...................................................        (317,620)         (241,204)         (30,741)
 Participant withdrawals .................................................        (557,654)          (74,579)        (176,265)
                                                                               -----------       -----------       ----------
 Net decrease in net assets resulting from participant transactions ......        (765,997)         (307,797)        (205,340)
                                                                               -----------       -----------       ----------
 Net increase (decrease) in net assets ...................................       2,241,897          (161,283)        (173,771)
Net assets
 Beginning of period .....................................................      15,260,187         1,367,244          366,230
                                                                               -----------       -----------       ----------
 End of period ...........................................................     $17,502,084       $ 1,205,961       $  192,459
                                                                               ===========       ===========       ==========


                       See Notes to Financial Statements
                                       4

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1997
                                  (Continued)


                                                                                                                     Aberdeen
                                                                              Real Estate     Strategic Theme        New Asia
                                                                              Sub-Account       Sub-Account       Sub-Account(1)
                                                                             -------------   -----------------   ---------------
From operations
 Net investment income (loss) ............................................     $  2,558          $    (203)         $     743
 Net realized gain (loss) ................................................        3,710             52,208               (695)
 Net unrealized appreciation (depreciation) ..............................        9,852            (15,711)           (10,570)
                                                                               --------          ---------          ---------
 Net increase (decrease) in net assets resulting from operations .........       16,120             36,294            (10,522)
                                                                               --------          ---------          ---------
From accumulation unit transactions
 Participant deposits ....................................................        1,571             12,472                 --
 Participant transfers ...................................................       85,333            212,505             30,856
 Participant withdrawals .................................................       (2,416)           (43,070)              (327)
                                                                               --------          ---------          ---------
 Net increase in net assets resulting from participant transactions ......       84,488            181,907             30,529
                                                                               --------          ---------          ---------
 Net increase in net assets ..............................................      100,608            218,201             20,007
Net assets
 Beginning of period .....................................................       12,449            208,803                 --
                                                                               --------          ---------          ---------
 End of period ...........................................................     $113,057          $ 427,004          $  20,007
                                                                               ========          =========          =========


                                                                                                     Wanger          Wanger
                                                                                 Enhanced        International        U.S.
                                                                                   Index           Small Cap        Small Cap
                                                                              Sub-Account(2)      Sub-Account      Sub-Account
                                                                             ----------------   ---------------   ------------
From operations
 Net investment income ...................................................       $   207           $  1,963        $   3,980
 Net realized gain (loss) ................................................           258                (68)             814
 Net unrealized appreciation (depreciation) ..............................           275             (9,128)          60,894
                                                                                 -------           --------        ---------
 Net increase (decrease) in net assets resulting from operations .........           740             (7,233)          65,688
                                                                                 -------           --------        ---------
From accumulation unit transactions
 Participant deposits ....................................................            --              1,559            2,102
 Participant transfers ...................................................        58,145            149,460          450,846
 Participant withdrawals .................................................          (236)            (7,607)         (27,955)
                                                                                 -------           --------        ---------
 Net increase in net assets resulting from participant transactions ......        57,909            143,412          424,993
                                                                                 -------           --------        ---------
 Net increase in net assets ..............................................        58,649            136,179          490,681
Net assets
 Beginning of period .....................................................            --             10,198           15,515
                                                                                 -------           --------        ---------
 End of period ...........................................................       $58,649           $146,377        $ 506,196
                                                                                 =======           ========        =========

(1) From inception January 6, 1997 to December 31, 1997
(2) From inception September 22, 1997 to December 31, 1997

                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996


                                                                                                        Multi-Sector
                                                                     Money Market         Growth        Fixed Income
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                    --------------   ---------------   -------------
From operations
 Net investment income ..........................................    $     36,421      $   123,897      $  219,969
 Net realized gain ..............................................              --        1,905,888          96,636
 Net unrealized appreciation ....................................              --        1,035,122          33,342
                                                                     ------------      -----------      ----------
 Net increase in net assets resulting from operations ...........          36,421        3,064,907         349,947
                                                                     ------------      -----------      ----------
From accumulation unit transactions
 Participant deposits ...........................................         634,438          452,681          14,305
 Participant transfers ..........................................      (1,421,417)         969,934         199,755
 Participant withdrawals ........................................         (40,436)        (760,557)        (79,930)
                                                                     ------------      -----------      ----------
 Net increase (decrease) in net assets resulting from participant
  transactions ..................................................        (827,415)         662,058         134,130
                                                                     ------------      -----------      ----------
 Net increase (decrease) in net assets ..........................        (790,994)       3,726,965         484,077
Net assets
 Beginning of period ............................................       1,769,097       24,610,891       2,845,721
                                                                     ------------      -----------      ----------
 End of period ..................................................    $    978,103      $28,337,856      $3,329,798
                                                                     ============      ===========      ==========


                                                                       Strategic
                                                                       Allocation      International      Balanced
                                                                      Sub-Account       Sub-Account      Sub-Account
                                                                    ---------------   ---------------   ------------
From operations
 Net investment income ..........................................     $   249,585       $   13,019       $   7,825
 Net realized gain ..............................................         956,839           35,973          34,619
 Net unrealized appreciation (depreciation) .....................           9,110          165,636         (10,943)
                                                                      -----------       ----------       ---------
 Net increase in net assets resulting from operations ...........       1,215,534          214,628          31,501
                                                                      -----------       ----------       ---------
From accumulation unit transactions
 Participant deposits ...........................................          86,027           10,839           3,413
 Participant transfers ..........................................        (186,193)         183,042          (1,861)
 Participant withdrawals ........................................        (514,891)        (190,854)        (20,610)
                                                                      -----------       ----------       ---------
 Net increase (decrease) in net assets resulting from participant
  transactions ..................................................        (615,057)           3,027         (19,058)
                                                                      -----------       ----------       ---------
 Net increase in net assets .....................................         600,477          217,655          12,443
Net assets
 Beginning of period ............................................      14,659,710        1,149,589         353,787
                                                                      -----------       ----------       ---------
 End of period ..................................................     $15,260,187       $1,367,244       $ 366,230
                                                                      ===========       ==========       =========


                       See Notes to Financial Statements

                      STATEMENT OF CHANGES IN NET ASSETS
                     For the period ended December 31, 1996
                                  (Continued)


                                                                                Real Estate      Strategic Theme
                                                                              Sub-Account(1)     Sub-Account(1)
                                                                             ----------------   ----------------
From operations
 Net investment income ...................................................       $   137           $     307
 Net realized gain .......................................................           135               1,731
 Net unrealized appreciation .............................................         2,248               1,918
                                                                                 -------           ---------
 Net increase in net assets resulting from operations ....................         2,520               3,956
                                                                                 -------           ---------
From accumulation unit transactions
 Participant deposits ....................................................         7,496              14,491
 Participant transfers ...................................................         2,604             231,488
 Participant withdrawals .................................................          (171)            (41,132)
                                                                                 -------           ---------
 Net increase in net assets resulting from participant transactions ......         9,929             204,847
                                                                                 -------           ---------
 Net increase in net assets ..............................................        12,449             208,803
Net assets
 Beginning of period .....................................................            --                  --
                                                                                 -------           ---------
 End of period ...........................................................       $12,449           $ 208,803
                                                                                 =======           =========


                                                                                  Wanger             Wanger
                                                                               International          U.S.
                                                                                 Small Cap         Small Cap
                                                                              Sub-Account(2)     Sub-Account(2)
                                                                             ----------------   ---------------
From operations
 Net investment loss .....................................................       $    (2)           $    (2)
 Net unrealized appreciation .............................................           259                329
                                                                                 -------            -------
 Net increase in net assets resulting from operations ....................           257                327
                                                                                 -------            -------
From accumulation unit transactions
 Participant deposits ....................................................            --                 --
 Participant transfers ...................................................         9,941             15,188
 Participant withdrawals .................................................            --                 --
                                                                                 -------            -------
 Net increase in net assets resulting from participant transactions ......         9,941             15,188
                                                                                 -------            -------
 Net increase in net assets ..............................................        10,198             15,515
Net assets
 Beginning of period .....................................................            --                 --
                                                                                 -------            -------
 End of period ...........................................................       $10,198            $15,515
                                                                                 =======            =======

(1) From inception May 1, 1996 to December 31, 1996
(2) From inception December 19, 1996 to December 31, 1996

                       See Notes to Financial Statements

               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization
     Phoenix Home Life Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company (Phoenix). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Policies offered by the Account have a death benefit, cash surrender value and loan privileges. The Account was established January 1, 1987 and currently consists of twelve Sub-Accounts, that invest in a corresponding series of The Phoenix Edge Series Fund and Wanger Advisors Trust ("the Funds").
     Each series has distinct investment objectives. The Money Market Series is a short-term investment fund. The Growth Series is a growth common stock fund. The Multi-Sector Fixed Income Series is a long-term debt fund. The Strategic Allocation Series (formerly Total Return) invests in equity securities and long and short-term debt. The International Series invests primarily in an internationally diversified portfolio of equity securities. The Balanced Series is a balanced fund which invests in growth stocks and at least 25% of its assets in fixed income senior securities. The Real Estate Series invests in marketable securities of publicly traded Real Estate Investment Trusts ("REITs") and companies that are principally engaged in the real estate industry. The Strategic Theme Series invests in securities of companies believed to benefit from specific trends. The Aberdeen New Asia Series invests primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Research Enhanced Index ("Enhanced Index") Series invests in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion and the Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. Additionally, policyowners may also direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

Note 2--Significant Accounting Policies

     A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
     B. Investment transactions and related income: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
     C. Income taxes: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
     D. Distributions: Distributions are recorded on the ex-dividend date.

Note 3--Purchases and Sales of Shares of the Funds

     Purchases and sales of shares of the Funds for the period ended December 31, 1997 aggregated the following:


Sub-Account                              Purchases        Sales
------------------------------------   ------------   ------------
The Phoenix Edge Series Fund:
 Money Market ......................    $  372,630     $  842,975
 Growth.............................     5,848,413      1,421,499
 Multi-Sector Fixed Income .........       474,590         98,013
 Strategic Allocation ..............     2,573,981        897,260
 International .....................       311,662        483,680
 Balanced ..........................        47,827        224,952
 Real Estate .......................        94,768          3,862
 Strategic Theme ...................       284,941         53,825
 Aberdeen New Asia .................        41,159          9,859
 Enhanced Index ....................        58,694            287
Wanger Advisors Trust:
 International Small Cap ...........       168,151         22,715
 U.S. Small Cap ....................       458,822         29,640

Note 4--Participant Accumulation Unit Transactions (in units)


                                                                                     Sub-Account
                                                 -----------------------------------------------------------------------------------
                                                     Money                   Multi-Sector    Strategic
                                                     Market        Growth    Fixed Income   Allocation   International    Balanced
                                                 ------------- --------------------------- ------------ --------------- ------------
Units outstanding, beginning of period .........     587,306     7,871,230    1,433,300     6,343,059        821,781       239,440
Participant deposits ...........................      12,139         7,908          497        41,721          4,471           943
Participant transfers ..........................    (285,566)       (9,603)      41,253      (123,714)      (133,765)      (18,183)
Participant withdrawals ........................     (22,452)     (216,324)     (23,957)     (205,375)       (42,334)     (114,974)
                                                    --------     ---------    ---------     ---------       --------      --------
Units outstanding, end of period ...............     291,427     7,653,211    1,451,093     6,055,691        650,153       107,226
                                                    ========     =========    =========     =========       ========      ========


               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

Note 4--Participant Accumulation Unit Transactions (in units) (continued)


                                                                                Sub-Account
                                                 --------------------------------------------------------------------------
                                                                                                    Wanger
                                                     Real     Strategic   Aberdeen   Enhanced   International   Wanger U.S.
                                                    Estate      Theme     New Asia     Index      Small Cap      Small Cap
                                                 ----------- ----------- ---------- ---------- --------------- ------------
Units outstanding, beginning of period .........     9,514     208,296         --         --         9,941         15,188
Participant deposits ...........................     1,011      10,927         --         --         1,469          1,554
Participant transfers ..........................    62,289     184,545     29,947     58,025       141,238        392,405
Participant withdrawals ........................    (1,667)    (38,411)      (354)      (241)       (7,130)       (24,360)
                                                    ------     -------     ------     ------       -------        -------
Units outstanding, end of period ...............    71,147     365,357     29,593     57,784       145,518        384,787
                                                    ======     =======     ======     ======       =======        =======

Note 5--Policy Loans

     Transfers are made to Phoenix's general account as a result of policy loans. Policy provisions allow policyowners to borrow up to 75% of a policy's cash value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account to Phoenix's general account as collateral for the outstanding loan. These transfers are included in participant withdrawals in the accompanying financial statements. Amounts in the general account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account.

Note 6--Investment Advisory Fees and Related Party Transactions

     Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
     The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Sub-accounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $535,760 during the period ended December 31, 1997.
     Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2% of the partial surrender amount paid and a fraction of the balance of any unpaid acquisition expense allowance is deducted from the policy value and paid to Phoenix.
     Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.
     An acquisition expense allowance is paid to Phoenix over a ten year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales load of 5.5% of the issue premium to compensate Phoenix for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix for underwriting and start-up expenses and premium taxes which currently range from 0.75% to 4% of premiums paid based on the state where the policyowner resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expense allowance is deducted and paid to Phoenix.
     Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

Note 7--Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


[Price Waterhouse LLP logotype]                                           [LOGO]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
 Participants of Phoenix Home Life Variable Universal Life Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Sub-Account, Growth Sub-Account, Multi-Sector Fixed Income Sub-Account, Strategic Allocation Sub-Account, International Sub-Account, Balanced Sub-Account, Real Estate Sub-Account, Strategic Theme Sub-Account, Aberdeen New Asia Sub-Account, Enhanced Index Sub-Account, Wanger International Small Cap Sub-Account and Wanger U.S. Small Cap Sub-Account (constituting the Phoenix Home Life Variable Universal Life Account, hereafter referred to as the "Account") at December 31, 1997 and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of investments at December 31, 1997 by correspondence with the Funds' custodians, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP


Hartford, Connecticut
February 19, 1998

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

Underwriter
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

Custodians
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
(International Series)
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
(Real Estate Series, Enhanced Index Series)
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants
Price Waterhouse LLP
One Financial Plaza
Hartford, Connecticut 06103




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[LOGO] PHOENIX



Phoenix Home Life Mutual Insurance Company
101 Munson Street
PO Box 810
Greenfield, MA 01302-0810





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OL 1273 (2/98)               (C) 1998 Phoenix Home Life Mutual Insurance Company